Segment information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014 BusinessDivision	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information
Net revenues	6,463	6,829	6,952	13,292	14,041
Number of segments	2
Income from continuing operations before taxes	(346)	1,743	1,645	1,397	3,519
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	3,046	3,240	3,419	6,286	6,697
Income from continuing operations before taxes	(749)	1,012	917	263	1,798
Investment Banking
Segment Reporting Information
Net revenues	3,342	3,416	3,400	6,758	7,345
Income from continuing operations before taxes	752	827	754	1,579	2,054
Corporate Center
Segment Reporting Information
Net revenues	45	(187)	11	(142)	(194)
Income from continuing operations before taxes	(373)	(439)	(131)	(812)	(507)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	30	360	122	390	193
Income from continuing operations before taxes	24	343	105	367	174